BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS
Schedule of the Group's borrowings

	December 31,	December 31,
	2018	2017
Bank and other loans	250,780	182,937
Notes	117,355	108,776
Total borrowings	368,135	291,713
Less: current portion	(3,063)	(63,673)
Total borrowings, non-current	365,072	228,040

Schedule of the Group's notes

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2018)	2018	2017
MTS International Notes due 2023 (Note 2)	USD	5.00%	31,090	26,187
MTS International Notes due 2020 (Note 2)	USD	8.625%	20,870	17,621
MTS PJSC Notes due 2022	RUB	7.70%	14,958	14,947
MTS PJSC Notes due 2023	RUB	6.85%	9,348	9,997
MTS PJSC Notes due 2031	RUB	7.85%	1,080	9,994
MTS PJSC Notes due 2022	RUB	9.00%	9,993	9,991
MTS PJSC Notes due 2021	RUB	8.85%	9,990	9,986
MTS PJSC Notes due 2021	RUB	7.10%	9,988	—
MTS PJSC Notes due 2025	RUB	7.25%	9,986	—
MTS PJSC Notes due 2018	RUB	7.70%	—	9,986
MTS PJSC Notes due 2020	RUB	7.90%	40	49
Other notes due 2022	RUB	0.25%	12	18
Total notes			117,355	108,776
Less: current portion			(1,017)	(29,979)
Total notes, non-current			116,338	78,797

Schedule of dates of the announcement of the sequential coupon for note issuances

MTS PJSC Notes due 2031	September 2019
MTS PJSC Notes due 2023	March 2020

Schedule of the Group's loans from banks and financial institutions

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2018)	2018	2017
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2018	LIBOR + 1.15% (2.994%)	—	17,077
Citibank	2019 - 2024	LIBOR + 0.9% (3.776%)	10,980	10,592
			10,980	27,669
RUB-denominated:
Sberbank	2020 - 2022	7.50% - 8.59%	139,515	149,890
VTB	2020 - 2021	7.20% - 8.65%	100,000	5,000
Other	2024	Various	210	247
			239,725	155,137
Other currencies:
Various financial institutions	2019 - 2020	Various	75	131
			75	131
Total bank and other loans			250,780	182,937
Less: current portion			(2,046)	(33,694)
Total bank and other loans, non-current			248,734	149,243

Schedule of total available unused credit facilities

					Available
	Currency	Maturity	Interest rate	Available till	amount
Sberbank	RUB	2024	To be agreed	May 2024	5,000
VTB	RUB	2028	To be agreed	August 2028	5,000
Rosselhozbank	RUB/USD/EUR	2019	To be agreed	November 2019	5,000
Absolut Bank	RUB	2019	CBR[1] auction rate + 1.25%-1.8%	December 2019	3,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000
Total					21,000
(1)	CBR – Central Bank of Russia

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	As of December 31, 2018
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2019	12,401	21,849
2020	38,964	107,600
2021	25,670	150,558
2022	29,061	22,756
2023	32,738	2,131
Thereafter	11,085	1,068
Contractual undiscounted cash flows	149,919	305,962
Less: unamortized debt issuance costs	(179)	(408)
Less: interest	(32,385)	(49,289)
Less: debt modification	—	(5,485)
Total debt	117,355	250,780

Schedule of capital leases future minimum lease payments and present value of the net minimum lease payments

December 31,
2018
Minimum lease payments, including:
Current portion (less than 1 year)	30,220
More than 1 to 5 years	107,403
Over 5 years	116,420
Total minimum lease payments	254,043
Less amount representing interest	(93,491)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	15,812
More than 1 to 5 years	62,468
Over 5 years	82,272
Total present value of net minimum lease payments	160,552
Less current portion of lease obligations	(15,812)
Non-current portion of lease obligations	144,740

December 31,
2017
Minimum lease payments, including:
Current portion (less than 1 year)	1,763
More than 1 to 5 years	6,837
Over 5 years	12,845
Total minimum lease payments	21,445
Less amount representing interest	(9,588)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	801
More than 1 to 5 years	3,138
Over 5 years	7,918
Total present value of net minimum lease payments	11,857
Less current portion of lease obligations	(801)
Non-current portion of lease obligations	11,056